Note 11 - Deposits	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
N
OTE
1
1
Deposits
Deposits and their weighted average interest rates at
December 31, 2020
and
2019
are summarized as follows:

	2020			2019
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$239,587	30.1%	0.00%	$183,350	27.2%
Interest checking	0.12	138,709	17.4	0.13	96,341	14.3
Savings accounts	0.06	100,209	12.6	0.08	80,054	11.9
Money market accounts	0.25	214,300	27.0	0.65	187,517	27.8
		692,805	87.1		547,262	81.2
Certificates by rate:
0-0.99%		56,001	7.0		22,499	3.3
1-1.99%		20,613	2.6		38,097	5.7
2-2.99%		21,973	2.8		61,936	9.2
3-3.99%		3,812	0.5		4,076	0.6
Total certificates	1.14	102,399	12.9	1.84	126,608	18.8
Total deposits	0.25	$795,204	100.0%	0.56	$673,870	100.0%

At
December 31, 2020
and
2019,
the Company had
$269.3
million and
$215.8
million, respectively, of deposit accounts with balances of
$250,000
or more. At
December 31, 2020
and
2019,
the Company had
no
certificate accounts that had been acquired through a broker.

Certificates had the following maturities at
December 31, 2020
and
2019:

	20 20		2019
(Dollars in thousands)	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Remaining term to maturity
1-6 months	$37,165	1.24%	$43,447	1.88%
7-12 months	39,063	0.97	39,074	1.63
13-36 months	23,604	1.25	41,753	2.00
Over 36 months	2,567	1.21	2,334	1.71
	$102,399	1.14	$126,608	1.84

At
December 31, 2020
and
2019,
the Company had pledged mortgage loans and mortgage-backed and related securities with an amortized cost of approximately
$29.8
million and
$14.9
million, respectively, as collateral for certain deposits.

Interest expense on deposits is summarized as follows for the years ended
December 31, 2020,
2019
and
2018:

(Dollars in thousands)	2020	2019	2018
Checking accounts	$151	103	62
Savings accounts	65	63	61
Money market accounts	840	1,171	865
Certificates	1,795	1,995	1,243
	$2,851	3,332	2,231